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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-10529

The GKM Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	23226
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

First Western Investment Management, Inc.  11150 Santa Monica Blvd.  Los Angeles, CA 23226

(Name and address of agent for service)

Registrant's telephone number, including area code:   (310) 268-2605

Date of fiscal year end:         July 31, 2010

Date of reporting period:       April 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

GKM Growth Fund
Schedule of Investments
April 30, 2010 (Unaudited)
COMMON STOCKS - 107.3%	Shares	Value

Consumer Discretionary - 2.3%
Household Durables - 2.3%
Garmin Ltd.	20,800	$777,504

Consumer Staples - 1.1%
Beverages - 1.1%
Coca-Cola Company (The)	7,000	374,150

Health Care - 29.2%
Biotechnology - 0.9%
Celgene Corporation*	5,000	309,750

Health Care Equipment & Supplies - 14.9%
Alcon, Inc.	4,000	623,440
Baxter International, Inc.	9,000	424,980
Conceptus, Inc.*	22,500	426,150
C.R. Bard, Inc.	3,500	302,855
Intuitive Surgical, Inc.*	3,000	1,081,680
Kinetic Concepts, Inc.*	10,000	433,000
Medtronic, Inc.	21,000	917,490
St. Jude Medical, Inc.*	8,000	326,560
Stryker Corporation	7,500	430,800
		4,966,955
Health Care Providers & Services - 2.3%
Henry Schein, Inc.*	12,700	767,969

Life Sciences Tools & Services - 4.3%
Covance, Inc.*	11,400	651,396
Dionex Corporation*	9,500	774,915
		1,426,311
Pharmaceuticals - 6.8%
Abbott Laboratories	9,000	460,440
Johnson & Johnson	4,600	295,780
Novartis AG	6,000	305,100
Roche Holding AG	7,000	275,800
Teva Pharmaceutical Industries Ltd. - ADR	16,000	939,680
		2,276,800
Industrials - 7.7%
Air Freight & Logistics - 1.4%
FedEx Corporation	5,300	477,053

Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	6,000	353,400

GKM Growth Fund
Schedule of Investments (Continued)
COMMON STOCKS - 107.3% (Continued)	Shares	Value

Industrials - 7.7% (Continued)
Industrial Conglomerates - 1.9%
3M Company	7,300	$647,291

Machinery - 2.1%
Pall Corporation	18,100	705,719

Road & Rail - 1.2%
Norfolk Southern Corporation	7,000	415,310

Information Technology - 59.5%
Communications Equipment - 6.4%
Cisco Systems, Inc.*	38,000	1,022,960
QUALCOMM, Inc.	13,700	530,738
Research in Motion Ltd.*	8,000	569,520
		2,123,218
Computers & Peripherals - 13.1%
Apple, Inc.*	8,500	2,219,520
EMC Corporation*	45,000	855,450
Hewlett-Packard Company	15,600	810,732
Stratasys, Inc.*	20,000	476,800
		4,362,502
Electronic Equipment, Instruments & Components - 6.5%
Flextronics International Ltd.*	120,000	930,000
Trimble Navigation Ltd.*	37,800	1,236,438
		2,166,438
Internet Software & Services - 5.7%
Google, Inc. - Class A*	3,600	1,891,584

IT Services - 7.7%
Accenture Ltd. - Class A	17,900	781,156
Automatic Data Processing, Inc.	7,000	303,520
International Business Machines Company	11,500	1,483,500
		2,568,176
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	75,000	1,033,500
Intel Corporation	13,700	312,771
		1,346,271
Software - 16.1%
Adobe Systems, Inc.*	19,000	638,210
Citrix Systems, Inc.*	27,000	1,269,000
Intuit, Inc.*	36,000	1,301,760
Microsoft Corporation	40,000	1,221,600
Oracle Corporation	30,000	775,200
Sybase, Inc.*	4,000	173,520
		5,379,290

GKM Growth Fund
Schedule of Investments (Continued)
COMMON STOCKS - 107.3% (Continued)	Shares	Value

Materials - 7.5%
Chemicals - 7.5%
Ecolab, Inc.	12,700	$620,268
Scotts Miracle-Gro Company (The) - Class A	23,600	1,143,420
Sigma-Aldrich Corporation	12,600	747,180
		2,510,868

Total Common Stocks (Cost $24,386,901)		$35,846,559

MONEY MARKET FUNDS - 0.0%	Shares	Value

First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $370)	370	$370

Total Investments at Value(b) - 107.3% (Cost $24,387,271)		$35,846,929

Liabilities in Excess of Other Assets - (7.3%)		(2,424,149)

Total Net Assets - 100.0%		$33,422,780

ADR - American Depositary Receipt.

* Non-income producing security.

(a) Variable rate security. Rate shown is the 7-day effective yield as of April 30, 2010.

(b) All securities are pledged as collateral for the Fund's bank line of credit.

See accompanying notes to the Schedule of Investments.

GKM Growth Fund
Notes to Schedule of Investments
April 30, 2010 (Unaudited)

1.	Securities valuation

Equity securities of the GKM Growth Fund (the “Fund”) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when First Western Investment Management, Inc. (the “Adviser”) believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of The GKM Funds.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,846,559	$-	$-	$35,846,559
Money Market Funds	-	370	-	370
Total	$35,846,559	$370	$-	$35,846,929

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis for each item as of April 30, 2010:

Cost of portfolio investments	$24,387,271

Gross unrealized appreciation	$12,361,190
Gross unrealized depreciation	(901,532)

Net unrealized appreciation	$11,459,658

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GKM Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President
Date	June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President
Date	June 2, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	June 2, 2010

* Print the name and title of each signing officer under his or her signature.